Derivative Instruments, Gain (Loss) by Hedging Relationship, Income Statement Location (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	$ 7.5	$ 18.0	$ (23.0)
Cost of Sale [Member] | Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	7.3	1.9	(0.5)
Cost of Sale [Member] | Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	1.3	0.4	(0.8)
Other Costs [Member] | Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	(1.1)	15.7	(9.3)
Other Costs [Member] | Derivatives not Designated as Hedges [Member] | Equity Call Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	0	0	(12.2)
Interest, Net [Member] | Derivatives not Designated as Hedges [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	$ 0	$ 0	$ (0.2)